UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Shareholders' equity:
Ordinary shares, authorized	Unlimited	Unlimited
Ordinary shares, par value (in dollars per share)	$ 0	$ 0
Ordinary shares, issued (in shares)	48,237,472	43,206,222
Ordinary shares, outstanding (in shares)	48,237,472	43,206,222